Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2023
Entity Registrant Name	THE INCOME FUND OF AMERICA
Entity Central Index Key	0000050013
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 13, 2023
Document Effective Date	Oct. 01, 2023
Prospectus Date	Oct. 01, 2023
INCOME FUND OF AMERICA | Class A
Prospectus:
Trading Symbol	AMECX
INCOME FUND OF AMERICA | Class R-1
Prospectus:
Trading Symbol	RIDAX
INCOME FUND OF AMERICA | Class R-2
Prospectus:
Trading Symbol	RIDBX
INCOME FUND OF AMERICA | Class R-3
Prospectus:
Trading Symbol	RIDCX
INCOME FUND OF AMERICA | Class R-4
Prospectus:
Trading Symbol	RIDEX
INCOME FUND OF AMERICA | Class R-5
Prospectus:
Trading Symbol	RIDFX
INCOME FUND OF AMERICA | Class C
Prospectus:
Trading Symbol	IFACX
INCOME FUND OF AMERICA | Class F-1
Prospectus:
Trading Symbol	IFAFX
INCOME FUND OF AMERICA | Class 529-A
Prospectus:
Trading Symbol	CIMAX
INCOME FUND OF AMERICA | Class 529-C
Prospectus:
Trading Symbol	CIMCX
INCOME FUND OF AMERICA | Class 529-E
Prospectus:
Trading Symbol	CIMEX
INCOME FUND OF AMERICA | Class 529-F-1
Prospectus:
Trading Symbol	CIMFX
INCOME FUND OF AMERICA | Class F-2
Prospectus:
Trading Symbol	AMEFX
INCOME FUND OF AMERICA | Class R-6
Prospectus:
Trading Symbol	RIDGX
INCOME FUND OF AMERICA | Class R-2E
Prospectus:
Trading Symbol	RIEBX
INCOME FUND OF AMERICA | Class R-5E
Prospectus:
Trading Symbol	RIDHX
INCOME FUND OF AMERICA | Class F-3
Prospectus:
Trading Symbol	FIFAX
INCOME FUND OF AMERICA | Class 529-T
Prospectus:
Trading Symbol	TFAAX
INCOME FUND OF AMERICA | Class T
Prospectus:
Trading Symbol	TIAFX
INCOME FUND OF AMERICA | Class 529-F-2
Prospectus:
Trading Symbol	FAIFX
INCOME FUND OF AMERICA | Class 529-F-3
Prospectus:
Trading Symbol	FFIFX